[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO]

Dear Investor,

As a subscriber to The Fabian Premium Investment Resource, you know the value of a professional investor's advice. As professional investors ourselves, we were more than pleased that editor Doug Fabian named the BONNEL GROWTH FUND one of his Rising Stars for 1997.

"THOUGH PROFILED IN OUR 1996 ANNUAL INVESTMENT EDITION, ART BONNEL'S GROWTH FUND CONTINUES TO SHINE BRIGHT. A WELL-DIVERSIFIED PORTFOLIO, COUPLED WITH BONNEL'S STOCK-PICKING ABILITIES, GAVE THE FUND OUTSTANDING PERFORMANCE...IN THE LAST BUY CYCLE."

After one year of top performance, many hot funds disappoint. The BONNEL GROWTH FUND is a different story. With a dynamic and disciplined approach to buying and selling stocks, Bonnel has maintained consistent high performance since we opened the Fund in 1994.

          THE BONNEL GROWTH FUND CONSISTENTLY OUTPERFORMS THE S&P 500

                (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

                                    Bonnel Growth                         Total
                                        Fund                S&P 500      Returns
                                    -------------      -------------     -------
21-Oct-94 .................         $   10,000.00      $   10,000.00       0.00%
28-Oct-94 .................         $   10,010.00      $   10,000.00       0.10%
31-Oct-94 .................         $   10,010.00      $   10,224.34       0.10%
 4-Nov-94 .................         $   10,010.00      $   10,224.34       0.10%
11-Nov-94 .................         $   10,020.00      $   10,224.34       0.20%
18-Nov-94 .................         $   10,020.00      $   10,224.34       0.20%
25-Nov-94 .................         $   10,030.00      $   10,224.34       0.30%
30-Nov-94 .................         $   10,030.00      $    9,852.45       0.30%
 2-Dec-94 .................         $   10,020.00      $    9,852.45       0.20%
 9-Dec-94 .................         $   10,020.00      $    9,852.45       0.20%
16-Dec-94 .................         $   10,050.00      $    9,852.45       0.50%
23-Dec-94 .................         $   10,060.00      $    9,852.45       0.60%
30-Dec-94 .................         $   10,090.00      $    9,998.40       0.90%
 6-Jan-95 .................         $   10,069.94      $    9,998.40       0.70%
13-Jan-95 .................         $   10,079.97      $    9,998.40       0.80%
20-Jan-95 .................         $   10,059.91      $    9,998.40       0.60%
27-Jan-95 .................         $    9,949.58      $    9,998.40      -0.50%
31-Jan-95 .................         $    9,859.31      $   10,257.51      -1.41%
 3-Feb-95 .................         $   10,140.15      $   10,257.51       1.40%
10-Feb-95 .................         $   10,431.01      $   10,257.51       4.31%
17-Feb-95 .................         $   10,441.04      $   10,257.51       4.41%
24-Feb-95 .................         $   10,461.10      $   10,257.51       4.61%
28-Feb-95 .................         $   10,491.19      $   10,656.87       4.91%
 3-Mar-95 .................         $   10,651.67      $   10,656.87       6.52%
10-Mar-95 .................         $   10,741.94      $   10,656.87       7.42%
17-Mar-95 .................         $   10,932.51      $   10,656.87       9.33%
24-Mar-95 .................         $   11,062.89      $   10,656.87      10.63%
31-Mar-95 .................         $   10,942.54      $   10,970.83       9.43%
 7-Apr-95 .................         $   10,862.30      $   10,970.83       8.62%
14-Apr-95 .................         $   11,193.28      $   10,970.83      11.93%
21-Apr-95 .................         $   11,002.71      $   10,970.83      10.03%
28-Apr-95 .................         $   11,423.97      $   11,293.64      14.24%
 5-May-95 .................         $   11,423.97      $   11,412.12      14.24%
12-May-95 .................         $   11,654.65      $   11,531.49      16.55%
19-May-95 .................         $   11,744.92      $   11,391.94      17.45%
26-May-95 .................         $   11,664.68      $   11,489.80      16.65%
31-May-95 .................         $   11,594.47      $   11,744.34      15.94%
 2-Jun-95 .................         $   11,714.83      $   11,724.53      17.15%
 9-Jun-95 .................         $   11,855.25      $   11,623.91      18.55%
16-Jun-95 .................         $   12,226.35      $   11,885.70      22.26%
23-Jun-95 .................         $   12,707.78      $   12,103.23      27.08%
30-Jun-95 .................         $   12,677.69      $   12,016.66      26.78%
 7-Jul-95 .................         $   13,359.72      $   12,272.67      33.60%
14-Jul-95 .................         $   13,861.21      $   12,350.63      38.61%
21-Jul-95 .................         $   13,510.17      $   12,212.32      35.10%
28-Jul-95 .................         $   14,222.29      $   12,417.69      42.22%
31-Jul-95 .................         $   14,121.99      $   12,414.98      41.22%
 4-Aug-95 .................         $   13,831.12      $   12,346.06      38.31%
11-Aug-95 .................         $   13,931.42      $   12,261.46      39.31%
18-Aug-95 .................         $   14,563.30      $   12,352.03      45.63%
25-Aug-95 .................         $   14,412.85      $   12,371.68      44.13%
31-Aug-95 .................         $   14,252.38      $   12,445.97      42.52%
 1-Sep-95 .................         $   14,242.35      $   12,489.16      42.42%
 8-Sep-95 .................         $   15,034.70      $   12,684.97      50.35%
15-Sep-95 .................         $   14,884.26      $   12,921.54      48.84%
22-Sep-95 .................         $   14,954.46      $   12,885.65      49.54%
29-Sep-95 .................         $   14,874.23      $   12,970.91      48.74%
 6-Oct-95 .................         $   14,051.78      $   12,928.30      40.52%
13-Oct-95 .................         $   14,242.35      $   12,972.91      42.42%
20-Oct-95 .................         $   14,322.58      $   13,038.61      43.23%
27-Oct-95 .................         $   14,302.53      $   12,866.38      43.03%
31-Oct-95 .................         $   14,523.18      $   12,924.57      45.23%
 3-Nov-95 .................         $   14,783.96      $   13,126.16      47.84%
10-Nov-95 .................         $   14,763.90      $   13,173.95      47.64%
17-Nov-95 .................         $   14,623.48      $   13,337.31      46.23%
24-Nov-95 .................         $   14,332.61      $   13,335.09      43.33%
30-Nov-95 .................         $   14,804.02      $   13,491.29      48.04%
 1-Dec-95 .................         $   14,693.69      $   13,527.18      46.94%
 8-Dec-95 .................         $   14,753.87      $   13,761.18      47.54%
15-Dec-95 .................         $   14,442.94      $   13,735.77      44.43%
22-Dec-95 .................         $   14,390.42      $   13,637.94      43.90%
29-Dec-95 .................         $   14,653.02      $   13,751.17      46.53%
 5-Jan-96 .................         $   14,064.80      $   13,790.69      40.65%
12-Jan-96 .................         $   13,560.61      $   13,435.93      35.61%
19-Jan-96 .................         $   13,770.69      $   13,659.64      37.71%
26-Jan-96 .................         $   14,106.82      $   13,878.21      41.07%
31-Jan-96 .................         $   14,442.94      $   14,218.65      44.43%
 2-Feb-96 .................         $   14,516.47      $   14,273.20      45.16%
 9-Feb-96 .................         $   14,989.15      $   14,673.59      49.89%
16-Feb-96 .................         $   14,831.59      $   14,486.03      48.32%
23-Feb-96 .................         $   15,367.29      $   14,734.18      53.67%
29-Feb-96 .................         $   15,031.16      $   14,350.93      50.31%
 1-Mar-96 .................         $   14,842.09      $   14,439.22      48.42%
 8-Mar-96 .................         $   14,821.08      $   14,195.64      48.21%
15-Mar-96 .................         $   15,577.37      $   14,373.34      55.77%
22-Mar-96 .................         $   15,724.43      $   14,579.27      57.24%
29-Mar-96 .................         $   15,734.93      $   14,489.10      57.35%
 5-Apr-96 .................         $   16,092.06      $   14,721.65      60.92%
12-Apr-96 .................         $   15,892.49      $   14,291.80      58.92%
19-Apr-96 .................         $   16,417.69      $   14,479.45      64.18%
26-Apr-96 .................         $   17,478.59      $   14,667.77      74.79%
30-Apr-96 .................         $   17,604.63      $   14,702.52      76.05%
 3-May-96 .................         $   17,678.16      $   14,420.68      76.78%
10-May-96 .................         $   17,951.26      $   14,655.77      79.51%
17-May-96 .................         $   18,739.06      $   15,033.80      87.39%
24-May-96 .................         $   19,106.70      $   15,249.56      91.07%
31-May-96 .................         $   19,085.69      $   15,081.05      90.86%
 7-Jun-96 .................         $   18,697.05      $   15,175.48      86.97%
14-Jun-96 .................         $   18,192.86      $   15,007.34      81.93%
21-Jun-96 .................         $   17,415.56      $   15,029.66      74.16%
28-Jun-96 .................         $   17,552.11      $   15,138.54      75.52%
 5-Jul-96 .................         $   17,152.96      $   14,840.80      71.53%
12-Jul-96 .................         $   16,249.62      $   14,586.84      62.50%
19-Jul-96 .................         $   15,945.01      $   14,418.44      59.45%
26-Jul-96 .................         $   15,650.90      $   14,354.56      56.51%
31-Jul-96 .................         $   15,734.93      $   14,470.09      57.35%
 2-Aug-96 .................         $   16,512.22      $   14,979.75      65.12%
 9-Aug-96 .................         $   16,480.71      $   14,970.93      64.81%
16-Aug-96 .................         $   16,449.20      $   15,041.25      64.49%
23-Aug-96 .................         $   16,564.74      $   15,082.41      65.65%
30-Aug-96 .................         $   16,564.74      $   14,775.77      65.65%
 6-Sep-96 .................         $   16,554.24      $   14,859.40      65.54%
13-Sep-96 .................         $   17,426.07      $   15,422.79      74.26%
20-Sep-96 .................         $   17,688.67      $   15,569.65      76.89%
27-Sep-96 .................         $   17,940.76      $   15,550.84      79.41%
30-Sep-96 .................         $   18,014.29      $   15,606.65      80.14%
 4-Oct-96 .................         $   18,539.49      $   15,927.96      85.39%
11-Oct-96 .................         $   18,455.45      $   15,909.79      84.55%
18-Oct-96 .................         $   18,423.94      $   16,140.49      84.24%
25-Oct-96 .................         $   18,066.81      $   15,915.69      80.67%
31-Oct-96 .................         $   17,909.25      $   16,036.93      79.09%
 1-Nov-96 .................         $   17,898.75      $   16,002.82      78.99%
 8-Nov-96 .................         $   18,665.53      $   16,617.90      86.66%
15-Nov-96 .................         $   18,581.50      $   16,772.52      85.82%
22-Nov-96 .................         $   18,402.94      $   17,025.15      84.03%
29-Nov-96 .................         $   18,746.40      $   17,248.06      87.46%
 6-Dec-96 .................         $   18,714.59      $   16,851.16      87.15%
13-Dec-96 .................         $   18,396.49      $   16,601.44      83.96%
20-Dec-96 .................         $   18,640.37      $   17,062.37      86.40%
27-Dec-96 .................         $   18,810.02      $   17,242.82      88.10%
31-Dec-96 .................         $   18,746.40      $   16,906.39      87.46%
 3-Jan-97 .................         $   18,693.38      $   17,072.77      86.93%
10-Jan-97 .................         $   18,926.65      $   17,334.56      89.27%
17-Jan-97 .................         $   18,735.79      $   17,715.03      87.36%
24-Jan-97 .................         $   18,661.57      $   17,586.07      86.62%
31-Jan-97 .................         $   18,884.24      $   17,962.05      88.84%

                          ----------------------------
                            Cumulative Total Returns
                          ----------------------------
                                    +88.84%
                               Over Life of Fund
                          ----------------------------

                          ----------------------------
                          Average Annual Total Returns
                          ----------------------------
                                    +32.04%
                            Since Inception 10/17/94

                                    +30.75%
                                    One Year
                          ----------------------------

An investment of $10,000 in the Bonnel Growth Fund on 10/17/94 would have grown to $18,884 by 1/31/97. The same $10,000 invested in the stocks of the S&P 500 would have earned only $17,962 over that time period. All performance figures include reinvestment of dividends.

Bonnel invests in fast-growing mid-cap stocks which he believes have the highest potential for future growth. All stocks must meet his strict investment criteria. If they fail to meet his standards, even for one quarter, he sells them to find his shareholders better opportunities elsewhere. And Bonnel puts his money where his mouth is. He and his wife have retirement and regular accounts in the Fund.

Inspired to superior performance, Art Bonnel and U.S. Global Investors can give you excellent growth potential in a diversified, no-load mutual fund. Call 1-800-426-6635 today or return the tear-off card below to discover the benefits of investing with specialists in the mid-cap growth stock market. Please remember: the Fund is intended for the high-performance, growth portion of a diversified portfolio. Call now to learn how our other no-load funds can help you build a solid investment strategy for reaching your financial goals.


Sincerely yours,


/s/Frank Holmes

Frank Holmes
Chairman & CEO

P.S. You can also take advantage of the low minimum initial investments available through the ABC Investment Plan(R). Call 1-800-4-BONNEL or 1-800-426-6635 to discover how regular monthly investments can maximize the accumulation of your wealth.

--------------------------------------------------------------------------------
YES! I NEED TO LEARN MORE ABOUT THE BONNEL GROWTH FUND. PLEASE RUSH ME A FREE INVESTMENT GUIDE TODAY.

Name ............................   [ ]Bonnel Growth Fund

Address .........................   [ ]Please enclose a free IRA investment kit.

City, State, Zip ................   For    immediate    response   call
                                    1-800-4-BONNEL  now or  visit us on
Daytime Phone....................   the Web at www.usfunds.com.  FAB061

For  more   complete   information,
including   charges  and  expenses,
call  1-800-4-BONNEL.  Please  read
the  prospectus   carefully  before
investing.  Past  performance is no
guarantee   of   future    results.
Investment return and principal may
fluctuate.  You may  have a gain or
loss when you sell shares.  The S&P
500  is  an  unmanaged   index  and
considered  representative  of  the
stock market.
--------------------------------------------------------------------------------